Financial instruments - valuation - Movement in Level 3 portfolios - Liabilities (Details) - Recurring - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in level 3 liabilities
Liabilities at beginning of period	£ 223,810
Liabilities at end of period	236,157	£ 223,810
Level 3
Movement in level 3 liabilities
Liabilities at beginning of period	1,317	1,957
Amounts recorded in the income statement	(67)	162
Level 3 transfers in	188	104
Level 3 transfers out	(368)	(588)
Issuances		46
Purchases	127	532
Settlements	(59)	(429)
Sales	(245)	(466)
Foreign exchange and other adjustments	1	(1)
Liabilities at end of period	894	1,317
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ (68)	£ 110